Filed pursuant to Rule 497(a)

Registration No. 333-290337

Rule 482ad

Powerlaw Corp. Begins Trading on Nasdaq as PWRL

PWRL, advised by Powerlaw Fund Adviser, LLC, is designed to provide exposure to high-
growth private technology companies through a single Nasdaq-listed security

SAN FRANCISCO--(BUSINESS WIRE)--Powerlaw Corp. (Nasdaq: PWRL), a publicly traded closed-end fund advised by Powerlaw Fund Adviser, LLC, has begun trading on Nasdaq following its direct listing. PWRL is the inaugural fund launched by Powerlaw Capital Group, LLC, an asset management platform focused on expanding access to private technology investing through publicly traded investment vehicles.

PWRL is a closed-end fund registered under the Investment Company Act of 1940 and is designed to provide exposure to leading private technology companies through a single, Nasdaq-listed security. As a registered investment company, PWRL provides the reporting, governance, and investor protections applicable to publicly traded funds.

Powerlaw Corp. was built on two principles.

First, venture capital returns have historically been driven by a small number of breakout companies.

Second, private companies are staying private longer, meaning much of the value creation has been available almost exclusively to institutional investors and elite investors.

"AI, space and defense, robotics, and digital infrastructure are reshaping the global economy in real time, and most investors have been locked out of exposure to the private companies building that future," said Mike Dinsdale, Chief Executive Officer of Powerlaw Capital Group. "With PWRL, investors can access exposure to high-growth private technology companies through a single publicly traded security, available in any standard brokerage account to anyone in the world.”

Rather than conducting a traditional IPO, PWRL completed a direct listing following capital raised from its existing investor base and network. Following the listing, existing stockholders are able to trade shares through standard brokerage accounts, including eligible individual retirement accounts (IRAs).

PWRL invests across the sectors driving the next generation of technological innovation, including artificial intelligence, next-generation software, aerospace and defense, and consumer technology platforms. Portfolio disclosures are available at PWRL.com.

Powerlaw Capital Group is backed by Akkadian Ventures, LLC (“Akkadian”), a venture secondary investment firm focused on the private technology market, with $1.36 billion in assets under management as of March 31, 2026. Since 2010, Akkadian has completed more than 875 primary and secondary transactions across 134 portfolio companies, providing liquidity solutions to founders, employees, and investors.

The fund is advised by Powerlaw Fund Adviser, LLC., drawing on Akkadian’s experience, sourcing network, and operator relationships to identify and invest in leading private technology companies.

Additional information, including the prospectus and portfolio disclosures, is available at PWRL.com.

ABOUT POWERLAW CAPITAL GROUP, LLC

Powerlaw Capital Group, LLC is a public-market investment platform on a mission to provide exposure to high-growth private technology to everyone. Its inaugural fund is Powerlaw Corp. (Nasdaq: PWRL), a registered closed-end management investment company that is advised by Powerlaw Fund Adviser, LLC. The firm is backed by Akkadian Ventures' 16-year heritage in venture secondary markets. For more information, visit PowerlawFunds.com.

ABOUT POWERLAW FUND ADVISER, LLC

Powerlaw Fund Adviser, LLC is the investment adviser to Powerlaw Corp. and an affiliate of Akkadian Ventures, LLC (“Akkadian”), a San Francisco-based venture secondary investment firm with more than $1.36 billion in assets under management across affiliated advisers and strategies as of March 31, 2026. Since 2010, Akkadian has completed more than 875 primary and secondary transactions across 134 portfolio companies, bringing deep experience, longstanding industry relationships, and a disciplined underwriting approach to private technology investing. For more information, visit Akkadian.vc.

ABOUT POWERLAW CORP. (Nasdaq: PWRL)

Powerlaw Corp. (Nasdaq: PWRL) is a listed closed-end fund registered under the Investment Company Act of 1940, offering exposure to leading private technology companies through a single Nasdaq-listed security. It provides daily liquidity, monthly NAV reporting, and quarterly portfolio disclosure. The fund intends to elect to be treated, and to qualify annually, as a Regulated Investment Company (“RIC”) for U.S. federal income tax purposes beginning with its taxable year ending September 30, 2026. As a RIC, PWRL provides the reporting, governance, and investor protections applicable to publicly traded funds. For more information, visit PWRL.com.

LEADERSHIP

Powerlaw Capital Group is led by Mike Dinsdale, Chief Executive Officer (formerly Chief Financial Officer of DocuSign, DoorDash, and Gusto); Benjamin Black, Chief Investment Officer and Co-Founder of Akkadian; Peter Smith, President and Co-Founder of Akkadian; Angela Stanley, Chief Operating Officer; Nick McMordie, Chief Compliance Officer; and Tracy Hogan, Chief Financial Officer.

IMPORTANT INFORMATION

Investors are advised to carefully consider the investment objective, risks, charges, and expenses of Powerlaw before investing. A prospectus, dated May 20, 2026, which has been filed with the Securities and Exchange Commission (“SEC”), contains this and other information about Powerlaw and should be read carefully before investing.

A registration statement relating to the resale of shares of common stock of Powerlaw has been filed with the SEC and is effective. This press release does not constitute an offer to sell or a solicitation of an offer to buy shares of common stock of Powerlaw, which offering may only be made by means of a prospectus, copies of which may be obtained when available from: Powerlaw Capital Group at 631 Folsom Street, Suite A, San Francisco, California 94107 or by listing our website at PWRL.com.

This press release shall not constitute an offer to sell or the solicitation of an offer to buy any securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

An investment in Powerlaw is speculative and involves a high degree of risk with substantial risk of loss. Shares of closed-end funds such as Powerlaw frequently trade at a discount to net asset value. The current net asset value of Powerlaw Corp. is $604.23M.

PWRL is a listed closed-end fund registered under the Investment Company Act of 1940. Like other Nasdaq-listed securities, it can be held in standard brokerage accounts and in individual retirement accounts.

Closed-end funds differ from open-end funds in that closed-end funds do not redeem their shares at the request of an investor. No shareholder has the right to require Powerlaw to redeem his, her, or its shares. While Powerlaw’s shares are expected to be listed on an exchange, an active public market for the shares may not develop. As a result, shareholders may not be able to liquidate their investment. Accordingly, shareholders should consider that they may not have access to the funds they invest in Powerlaw for an indefinite period of time. There is no assurance that Powerlaw will achieve its investment objective, or that the private companies in which Powerlaw invests will ever have a liquidity event.

Forward-Looking Statements

This communication includes “forward-looking statements,” including with respect to the expected direct listing of Powerlaw’s shares on the Nasdaq Global Market under the symbol “PWRL,” the ability of investors to request and trade shares following the direct listing, the potential addition of portfolio companies over time, and the expected closing of any contemplated portfolio investments following the direct listing. These statements also include statements regarding Powerlaw’s objectives to expand access to private markets and other statements that are not historical facts. You can sometimes identify forward-looking statements through the use of words or phrases such as “will,” “expect,” “anticipated,” “aim,” “intended,” or similar words and expressions of the future. Forward-looking statements involve known and unknown risks, uncertainties, and assumptions, including the risks outlined under “Risk Factors” in the prospectus and elsewhere in Powerlaw’s filings with the SEC, which may cause actual results to differ materially from any results expressed or implied by any forward-looking statement. Powerlaw and its affiliates have no obligation, and do not undertake any obligation, to update or revise any forward-looking statement made in this communication to reflect changes since the date of this communication, except as required by law.

Investors should consider Powerlaw’s investment objectives, risks, charges, and expenses carefully before investing. Powerlaw’s prospectus contains this and other information and should be read carefully before investing. A copy is available at PWRL.com. Shares of closed-end funds frequently trade at a discount to net asset value. There is no guarantee that an active trading market will develop or be maintained. Investing involves risk, including the possible loss of principal. There is no assurance that the Fund will achieve its investment objective.

MEDIA CONTACT

Natalie Bartels

VSC on behalf of Powerlaw Capital Group

media@pwrl.com